Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Line Items]
Summary of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Useful life
Office equipment	3 years
Electronic equipment	3 years
Vehicle	4 years
Laboratory equipment	5 years
Manufacturing equipment	10 years
Leasehold improvements	lesser of useful life or lease term

Suppliers Accounted for 10% or More of Research and Development Expenses and Inventory Purchases

The following suppliers accounted for 10% or more of research and development expenses and the inventory purchases for the years ended December 31, 2017, 2018 and 2019:

	Year ended December 31,
	2017	2018	2019
	$	$	$
A	7,652	*	*
B	7,104	*	*
C	*	25,515	*
D	*	14,664	*
E	*	*	27,966
F	*	*	18,362

ASU 2016-02
Significant Accounting Policies [Line Items]
Schedule of Impact on Unaudited Condensed Consolidated Balance Sheet Upon Adoption of ASU 2016-02

The impact on the consolidated balance sheet upon adoption of ASU 2016-02 was as follows:

	As of December 31, 2018	Effect of the option of ASU 2016-02	As of January 1, 2019
	As reported		As adjusted
	$	$	$
Assets:
Prepayments and other current assets	5,749	(138)	5,611
Operating lease right-of-use assets	—	7,093	7,093

Liabilities:
Current operating lease liabilities	—	(2,287)	(2,287)
Non-current operating lease liabilities	—	(4,668)	(4,668)